August 29, 2023

Daniel Greenspan, Esquire

U.S. Securities & Exchange Commission

Division of Investment Management
100 F Street, N.E.

Washington, D.C. 20549

Re: T. Rowe Price International Funds, Inc.

T. Rowe Price Dynamic Credit Fund

T. Rowe Price Dynamic Credit Fund—I Class

T. Rowe Price Dynamic Credit Fund—Z Class

 File Nos.: 002-65539/811-2958

Dear Mr. Greenspan:

This letter is being filed in accordance with Rule 497(j) of the Securities Act of 1933. There are no changes to the Fund’s prospectus and Statement of Additional Information (“SAI”) that were filed under Rule 485(b) on August 21, 2023.

The Fund’s prospectus and SAI went effective automatically on August 28, 2023.

If you have any questions about this filing, please give me a call at 410-345-4981 or, in my absence, Brian R. Poole at 410-345-6646.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman